Notes Payable (Details Narrative) (USD $)	9 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Shares issued in settlement of debt	17,819,004
Value of shares issued	$ 11,225,973
Recorded loss on settlement of debt	$ 7,764,755